Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
Loan commitments	$ 888,411	$ 869,793
Standby letters of credit	$ 12,326	$ 12,473